FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:
Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2 - Inputs other than quoted prices included within Level 1 that are directly observable for the asset or indirectly observable through corroboration with observable market data.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used on December 31, 2025 and 2024:
Registered investment companies: Valued at the daily closing price as reported by the fund. Mutual funds held by the Plan are open-ended mutual funds that are registered with the U.S. Securities and Exchange Commission. These funds are required to publish their daily net asset value and to transact at that price. The mutual funds held by the Plan are deemed to be actively traded.
Self-directed brokerage accounts: Investments held in the Personal Choice Retirement Account are valued using quoted market prices at period end. The self-directed accounts consist of mutual funds actively traded in public markets.
InterDigital stock: Valued at its year-end unit closing price (comprised of common stock market price plus uninvested cash position).
Stable Pooled Fund: A stable value fund that is composed primarily of fully benefit-responsive investment contracts that is valued at the NAV of units of the bank collective trust. The NAV is used as a practical expedient to estimate fair value. This practical expedient would not be used if it is determined to be probable that the fund will sell the investment for an amount different from the reported NAV. Participant transactions (purchases and sales) may occur daily. If the Plan initiates a full redemption of the collective trust, the issuer reserves the right to require 90-day notification to ensure that liquidations of the underlying securities will be carried out in an orderly business manner.
The following tables set forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 and December 31, 2024:

	Assets at Fair Value as of December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Aggressive Bonds	$4,271,005	$—	$—	$4,271,005
Intermediate/Long-term Bonds	7,887,004	—	—	7,887,004
Large-Cap Stocks	55,010,596	—	—	55,010,596
Small/Mid-Cap Stocks	20,580,235	—	—	20,580,235
International Stocks	7,136,945	—	—	7,136,945
Multi-Asset/Other	42,171,232	—	—	42,171,232
Personal Choice Retirement Account	509,668	—	—	509,668
InterDigital Stock Fund	—	9,746,855	—	9,746,855
Total assets in the fair value hierarchy	137,566,685	9,746,855	—	147,313,540

Investments measured at NAV:
Stable Pooled Fund				7,168,489
Investments at fair value	$137,566,685	$9,746,855	$—	$154,482,029

	Assets at Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment companies:
Aggressive Bonds	$2,373,979	$—	$—	$2,373,979
Intermediate/Long-term Bonds	7,962,781	—	—	7,962,781
Large-Cap Stocks	52,029,326	—	—	52,029,326
Small/Mid-Cap Stocks	20,793,649	—	—	20,793,649
International Stocks	6,118,710	—	—	6,118,710
Multi-Asset/Other	34,281,497	—	—	34,281,497
Personal Choice Retirement Account	101,623	—	—	101,623
InterDigital Stock Fund	—	6,387,369	—	6,387,369
Total assets in the fair value hierarchy	123,661,565	6,387,369	—	130,048,934

Investments measured at NAV:
Stable Pooled Fund				7,685,383
Investments at fair value	$123,661,565	$6,387,369	$—	$137,734,317
The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and December 31, 2024, respectively:

December 31, 2025	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable Pooled Fund	$7,168,489	n/a	Daily	90 days

December 31, 2024	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
Stable Pooled Fund	$7,685,383	n/a	Daily	90 days